INTERNATIONAL BOND FUND
International Bond Fund

American Century International Bond Funds Prospectus Supplement International Bond Fund
Supplement dated February 10, 2015 ■ Prospectus dated November 1, 2014
The following replaces the Average Annual Total Returns table on page 5 of the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-5.19%	2.20%	3.49%	—	1/7/1992
Return After Taxes on Distributions	-5.28%	1.30%	2.34%	—	1/7/1992
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	1.41%	2.33%	—	1/7/1992
Institutional Class Return Before Taxes	-5.00%	2.40%	—	4.13%	8/2/2004
A Class[1] Return Before Taxes	-9.70%	1.02%	2.75%	—	10/27/1998
C Class Return Before Taxes	-6.15%	1.17%	—	1.57%	9/28/2007
R Class Return Before Taxes	-5.68%	1.69%	—	2.08%	9/28/2007
Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged) [2] (reflects no deduction for fees, expenses or taxes)	-3.08%	3.51%	4.35%	—
Barclays Capital Global Treasury ex-U.S. Bond Index (reflects no deduction for fees, expenses or taxes)	-4.88%	2.44%	4.15%	—	—

[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

[2]
Effective November 1, 2014, the fund's benchmark changed from the Barclays Capital Global Treasury ex-U.S. Bond Index to the Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged). The fund's investment advisor believes this index better represents the fund's portfolio composition, given the increased investment in corporate bonds.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns INTERNATIONAL BOND FUND	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes		(5.19%)	2.20%	3.49%		Jan. 07, 1992
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions		(5.28%)	1.30%	2.34%		Jan. 07, 1992
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(2.94%)	1.41%	2.33%		Jan. 07, 1992
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes		(5.00%)	2.40%		4.13%	Aug. 02, 2004
A CLASS	A Class1 Return Before Taxes	[1]	(9.70%)	1.02%	2.75%		Oct. 27, 1998
C CLASS	C Class Return Before Taxes		(6.15%)	1.17%		1.57%	Sep. 28, 2007
R CLASS	R Class Return Before Taxes		(5.68%)	1.69%		2.08%	Sep. 28, 2007
Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged)	Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged) 2 (reflects no deduction for fees, expenses or taxes)	[2]	(3.08%)	3.51%	4.35%
Capital Global Treasury ex US Bond Index	Barclays Capital Global Treasury ex-U.S. Bond Index (reflects no deduction for fees, expenses or taxes)		(4.88%)	2.44%	4.15%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.
[2]	Effective November 1, 2014, the fund's benchmark changed from the Barclays Capital Global Treasury ex-U.S. Bond Index to the Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged). The fund's investment advisor believes this index better represents the fund's portfolio composition, given the increased investment in corporate bonds.